EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Composition
	December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars
Post-Employment Benefits:
Benefits to retirees	1,148	849	331

Short term employee benefits:
Accrued payroll and related expenses	1,575	1,638	454
Short term absence compensation	572	615	165
	2,147	2,253	619

Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations
The principal assumptions used for the purposes of the actuarial valuations were as follows:

	Valuation at
	2 0 1 7	2 0 1 6
	%	%

Discount rate	2.55	3.36
Expected return on the plan assets	2.55	3.36
Rate of increase in compensation	4	4

Expected rate of termination:
0-1 years	35	35
1-2 years	30	30
2-3 years	20	20
3-4 years	15	15
4-5 years	10	10
5 years and more	7.5	7.5

Schedule of Present Value of Defined Benefit Obligation in Current Period
Changes in the present value of the defined benefit obligation in the current period were as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Opening defined benefit obligation	4,748	4,357	1,369
Current service cost	768	904	222
Interest cost	162	148	47
Actuarial gains	-	(3)	-
Actuarial losses arising from experience adjustments	370	(36)	107
Actuarial gains arising from changes in financial assumptions	12	192	3
Benefits paid	(927)	(814)	(267)
Closing defined benefit obligation	5,133	4,748	1,481

Schedule of Defined Benefit Assets in Current Period
Changes in the fair value of the defined benefit assets in the current period were as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Opening defined benefit assets	3,899	3,678	1,125
Expected return on the plan assets	139	130	40
Changes in financial assumptions	(63)	(156)	(18)
Employer contribution	803	939	232
Benefits paid	(814)	(663)	(235)
Interest losses on severance payment allocated to remuneration benefits	21	(29)	6
Closing defined benefit assets	3,985	3,899	1,150

Schedule of Assets and Liabilities Recognized in Balance Sheets
Adaption of the current value of defined benefit plan liability and the fair value of the plan's assets to the assets and liabilities recognized in the Balance Sheets:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Present value of funded liability	5,133	4,748	1,480
Fair value of plan assets - accumulated deposit in executive insurance	3,985	3,899	1,149
Net liability deriving from defined benefit obligation	1,148	849	331

Schedule of Plan's Assets and Compensation Rights	Actual return on the plan's assets and compensation rights:
	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 7
	NIS	NIS	US Dollars

Actual return on plan's assets	139	131	40